Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share capital
	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 1.00 par value	1,000,000	250,000	316,443	82,599	1,000,000	250,000	93,021	22,802

Schedule of grants of options to employees and other service
Date of grant	Number of options granted		exercise price per option (NIS)	Fair value on grant date-NIS in thousands	Number of options outstanding- December 31, 2020	Number of options exercisable at 31, December 2020	Expiration date

December 2015(****)	664,800		2.05	491	156,300	156,300	December 29, 2021
October 2017(****)	7,630,000		0.162	942	3,980,000	2,985,000	October 17, 2023
January 2019(*****)	3,000,000	(*)	0.59	947	2,250,000	1,687,500	January 9, 2025
July 2019(*****)	1,250,000	(*)	0.59	325	1,250,000	468,750	July 25, 2025
May 2020(*****)	750,000	(*)	0.59	278	750,000	125,000	May 17, 2026
June 2020(*****)	1,250,000	(*)	0.59	283	1,250,000	208,333	May 31, 2026
July 2020(*****)	750,000	(*)	0.448	123	750,000	62,500	April 8, 2026
October 2020(*****)	300,000	(*)	0.59	70	300,000	-	October 21, 2026
Total	15,594,800				10,686,300	5,693,383

Schedule of options calculated using the Black and Scholes options pricing model
Date of grant	Fair value on grant date-NIS in thousands	Share price on date of grant (NIS)	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
October 2017	1,109	1.62	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years
January 2019	947	0.506	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325	0.436	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years
May 2020	278	0.566	None	79%	0.44%	will vest in 12 equals quarterly instalments over a three-year period commencing May 8, 2020	6 years
June 2020	282	0.397	None	74%	0.53%	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	6 years
July 2020	124	0.29	None	74%	0.37%	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	6 years
October 2020	70	0.4	None	76%	0.42%	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020	6 years

Disclosure of number and weighted average exercise prices of share options [text block]
	For the year ended December 31,
	2020		2019		2018
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	9,243,300	0.88	14,428,800	1.25	18,308,800	5.80
Granted	3,050,000	0.56	1,250,000	0.59	3,000,000	0.59
Forfeited	(777,000)	0.86	(5,151,000)	3.37	-	-
Expired	(830,000)	53.7	(1,284,500)	0.88	(6,880,000)	15.16
Outstanding at year end	10,686,300	0.68	9,243,300	0.88	14,428,800	1.25
Exercisable at year end	5,693,383	0.80	4,490,800	1.28	4,541,600	3.83